Shareowners' Equity (Reclass Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									$ 778	$ 3,108	$ 2,563
Benefit (provision) for income taxes (Note 14)									(1,508)	(1,212)	(2,526)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 5,339	$ 3,509	$ 3,545	$ 2,952	$ 3,364	$ 3,181	$ 3,299	$ 3,511	15,345	13,355	13,864
Costs and Expenses									(118,054)	(115,563)	(113,330)
Financial Services Revenue									24,671	25,336	25,180
GE interest and other financial charges									(5,334)	(5,539)	(6,442)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									14,154	13,423	14,561
Defined Benefit Plan, Amortization of Gains (Losses)									(2,620)
Prior service cost amortization									573
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(3,035)	(2,266)	(2,903)
Financial Services Revenue									(607)	608	894
GE interest and other financial charges									(59)	(44)	(102)
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									(230)	(540)	(35)
Benefit (provision) for income taxes (Note 14)									84	222	13
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									146	318	22
Currency Translation Adjustment | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									213	793	54
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									129	818	174
Costs and Expenses									(84)	25	120
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									34	(177)	(245)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(844)	271	(68)
Other Nonoperating Income (Expense)									22	248	(116)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(878)	448	177
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income | Interest Rate Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
GE interest and other financial charges									(234)	(364)	(499)
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income | Foreign Exchange Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Financial Services Revenue									(666)	564	792
Pension Plan, Defined Benefit | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									1,141	1,610	1,604
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(2,174)	(3,037)	(2,987)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(3,315)	(4,647)	(4,591)
Curtailment loss									(113)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)									(2,612)	(3,983)	(3,768)
Prior service cost amortization									(590)	(664)	(823)
GECC
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									126	456	(513)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									7,396	6,257	6,278
Costs and Expenses									(21,778)	(22,417)	(21,462)
Financial Services Revenue									26,223	26,882	26,453
GE interest and other financial charges									(4,249)	(4,690)	(5,632)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									$ 4,566	$ 4,591	$ 5,109